Schedule II - Cash Flow Statement (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 301	$ (3)	$ 2,621	$ 2,405	$ 3,327
Cash flows from investing activities:
Available-for-sale securities	2,621	2,795	10,566	10,762	11,929
Other invested assets	226	582	1,888	4,615	1,787
Maturities of fixed maturity securities available for sale	1,876	2,819	9,621	20,420	15,507
Principal payments received on mortgage and other loans receivable	714	1,618	7,814	6,646	5,961
Other invested assets	(259)	(512)	(1,662)	(2,498)	(1,962)
Mortgage and other loans receivable issued	(1,868)	(3,312)	(14,203)	(7,930)	(5,486)
Acquisition of businesses, net of cash and restricted cash acquired	0	(107)	(107)	0	0
Net change in derivative assets and liabilities	(301)	(187)	(754)	(507)	1,234
Net cash used in investing activities	(1,477)	(1,246)	(7,253)	(1,967)	(7,909)
Cash flows from financing activities:
Dividends paid on common stock	(149)	(290)	(876)	0	0
Issuance of long-term debt			7,451	0	0
Issuance of short-term debt			1,512	345	0
Repayments of short-term debt			(8,312)	(248)	0
Distributions to AIG			0	(1,543)	(472)
Distributions to Class B shareholder			0	(34)	0
Contributions from AIG	25	14	146	296	317
Net cash provided by (used in) financing activities	1,065	1,250	4,674	(753)	4,666
Cash and restricted cash at beginning of year	633	601	601	918	827
Cash and restricted cash at end of year	524	600	633	601	918
Supplementary Disclosure of Consolidated Cash Flow Information
Cash	465	583	$ 552	$ 537	$ 654
Restricted Cash, Statement of Financial Position [Extensible Enumeration]			Cash	Cash	Cash
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows	524	600	$ 633	$ 601	$ 918
Income tax authorities	4	518	1,101	1,913	1,915
Intercompany non-cash financing and investing activities:
Non-cash capital distributions			0	12,197	44
Non-cash capital contributions			0	728	85
Other assets
Supplementary Disclosure of Consolidated Cash Flow Information
Restricted cash included in Other assets	4		12	7
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities			1,149	519	405
Cash flows from investing activities:
Contributions to subsidiaries			0	0	(135)
Available-for-sale securities			1	132	2
Other invested assets			0	232	187
Maturities of fixed maturity securities available for sale			0	86	13
Principal payments received on mortgage and other loans receivable			0	61	59
Other invested assets			0	(23)	(7)
Mortgage and other loans receivable issued			0	(26)	(17)
Acquisition of businesses, net of cash and restricted cash acquired			(107)	0	0
Net change in short-term investments			(1,034)	54	(191)
Net change in derivative assets and liabilities			223	0	0
Net cash used in investing activities			(917)	516	(89)
Cash flows from financing activities:
Dividends paid on common stock			(876)	0	0
Issuance of long-term debt			7,451	0	0
Issuance of short-term debt			1,500	0	0
Repayments of short-term debt			(8,300)	0	0
Distributions to AIG			0	(1,008)	(450)
Distributions to Class B shareholder			0	(34)	0
Contributions from AIG			0	0	135
Net cash provided by (used in) financing activities			(225)	(1,042)	(315)
Net increase (decrease) in cash and restricted cash			7	(7)	1
Cash and restricted cash at beginning of year	$ 9	$ 2	2	9	8
Cash and restricted cash at end of year			9	2	9
Supplementary Disclosure of Consolidated Cash Flow Information
Cash			9	2	0
Restricted cash included in Other assets			0	0	9
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows			9	2	9
Income tax authorities			116	32	39
Intercompany non-cash financing and investing activities:
Non-cash capital distributions			0	12,144	0
Non-cash capital contributions			$ 0	$ 403	$ 126